Share Capital (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of classes of share capital [text block] [Abstract]
Schedule of share capital
	As of February 28
Figures in Rand thousands	2022	2021

Issued and fully paid 30,951,106 (2021: 20,332,894) ordinary shares of no par value	7,142,853	2,739,629